Taxes (Details)	12 Months Ended
Mar. 31, 2023
Taxable Income [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	2.50%
Taxable Income Two [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	10.00%
Taxable Income Three [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	15.00%